UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Oppenheimer Portfolio Series
         6803 S. Tucson Way
         Centennial, CO 80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

         Conservative Investor Fund

3.       Investment Company Act File Number: 811-21686

         Securities Act File Number: 333-121449

4(a).    Last day of fiscal year for which this Form is filed: 1/31/06

4(b).    /  /     Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $92,426,602

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $10,928,156

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]: $10,928,156

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]: $81,498,446
         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from
                  Item 5(i)]: $0

         (vii) Multiplier for determining registration fee (See Instructions C.9): x .0001070

         (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $8,720.33
                                                ============

6.       Prepaid Shares:

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due: $-0-

         If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $8,720.33

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 26, 2006

         Method of Delivery: Wire Transfer
         Fed Wire #20060426B6B7HU4R003671


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:/s/ Brian S. Petersen
------------------------


Brian S. Petersen, Assistant Treasurer

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Oppenheimer Portfolio Series
         6803 S. Tucson Way
         Centennial, CO 80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

         Moderate Investor Fund

3.       Investment Company Act File Number: 811-21686

         Securities Act File Number: 333-121449

4(a).    Last day of fiscal year for which this Form is filed: 1/31/06

4(b). / / Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $211,734,751

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $11,188,924

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]: $11,188,924

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]: $200,545,827
         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from
                  Item 5(i)]: $0

         (vii) Multiplier for determining registration fee (See Instructions C.9): x .0001070

         (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $21,458.40
                                                ============

6.       Prepaid Shares:

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due: $-0-

         If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $21,458.40

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 26, 2006

         Method of Delivery: Wire Transfer
         Fed Wire #20060426B6B7HU1R003697


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:/s/ Brian S. Petersen
------------------------
Brian S. Petersen, Assistant Treasurer

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Oppenheimer Portfolio Series
         6803 S. Tucson Way
         Centennial, CO 80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

         Active Allocation Fund

3.       Investment Company Act File Number: 811-21686

         Securities Act File Number: 333-121449

4(a).    Last day of fiscal year for which this Form is filed: 1/31/06

4(b). / / Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $564,204,794

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $23,461,034

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]: $23,461,034

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]: $540,743,760
         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from
                  Item 5(i)]: $0

         (vii) Multiplier for determining registration fee (See Instructions C.9): x .0001070

         (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $57,859.58
                                                ============

6.       Prepaid Shares:

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due: $-0-

         If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $57,859.58

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 26, 2006

         Method of Delivery: Wire Transfer
         Fed Wire #20060426B6B7HU9R003732



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:/s/ Brian S. Petersen
------------------------
Brian S. Petersen, Assistant Treasurer

                                    UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                       FORM 24F-2
                            Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Oppenheimer Portfolio Series
         6803 S. Tucson Way
         Centennial, CO 80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

         Aggressive Investor Fund

3.       Investment Company Act File Number: 811-21686

         Securities Act File Number: 333-121449

4(a).    Last day of fiscal year for which this Form is filed: 1/31/06

4(b). / / Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $92,560,226

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $4,407,890

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]: $4,407,890

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]: $88,152,336
         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from
                  Item 5(i)]: $0

         (vii) Multiplier for determining registration fee (See Instructions C.9): x .0001070

         (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $9,432.30
                                                ============

6.       Prepaid Shares:

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due: $-0-

         If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $9,432.30

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 26, 2006

         Method of Delivery: Wire Transfer
         Fed Wire #20060426B6B7HU2R003651


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:/s/ Brian S. Petersen
------------------------
Brian S. Petersen, Assistant Treasurer